Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Disclosure of Operating Segments

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2023	2022	2021	2023	2022	2021	2023	2022	2021
Segmented product sales
Crude oil and NGLs (1)	$17,375	$20,755	$14,478	$435	$623	$607	$577	$694	$420
Natural gas	2,375	4,931	2,484	7	13	5	51	55	31
Other income and revenue (2)	10	217	119	—	—	(1)	9	8	7
Total segmented product sales	19,760	25,903	17,081	442	636	611	637	757	458
Less: royalties	(2,443)	(3,918)	(1,694)	(1)	(1)	(1)	(57)	(71)	(21)
Segmented revenue	17,317	21,985	15,387	441	635	610	580	686	437
Segmented expenses
Production	3,617	3,754	2,963	342	437	383	141	114	91
Transportation, blending and feedstock (1)	5,808	6,394	4,772	7	6	7	1	1	1
Depletion, depreciation and amortization (3)	3,679	3,595	3,569	494	1,747	160	213	173	142
Asset retirement obligation accretion	234	171	101	46	33	21	8	7	6
Risk management activities (commodity derivatives)	24	18	29	—	—	—	—	—	—
Gain on acquisitions	—	—	(478)	—	—	—	—	—	—
Income from NWRP	—	—	—	—	—	—	—	—	—
Total segmented expenses	13,362	13,932	10,956	889	2,223	571	363	295	240
Segmented earnings (loss)	$3,955	$8,053	$4,431	$(448)	$(1,588)	$39	$217	$391	$197
Non-segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management activities (other)
Foreign exchange (gain) loss
Gain from investments
Total non-segmented expenses
Earnings before taxes
Current income tax
Deferred income tax
Net earnings
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a recoverability charge in depletion, depreciation and amortization, related to the Ninian field in the North Sea at December 31, 2023 for $436 million (December 31, 2022 – $1,620 million) (note 7).

Oil Sands Mining and Upgrading			Midstream and Refining			Inter-segment elimination and Other			Total
2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

$18,661	$20,804	$14,033	$76	$80	$78	$176	$53	$(360)	$37,300	$43,009	$29,256
—	—	—	—	—	—	142	237	196	2,575	5,236	2,716
5	149	73	926	906	681	10	5	3	960	1,285	882
18,666	20,953	14,106	1,002	986	759	328	295	(161)	40,835	49,530	32,854
(2,366)	(3,242)	(1,081)	—	—	—	—	—	—	(4,867)	(7,232)	(2,797)
16,300	17,711	13,025	1,002	986	759	328	295	(161)	35,968	42,298	30,057

3,989	4,076	3,414	332	271	234	59	60	67	8,480	8,712	7,152
2,563	2,652	1,505	664	691	550	259	229	(231)	9,302	9,973	6,604
2,011	1,822	1,838	16	16	15	—	—	—	6,413	7,353	5,724
78	70	57	—	—	—	—	—	—	366	281	185
—	—	—	—	—	—	—	—	—	24	18	29
—	—	—	—	—	—	—	—	—	—	—	(478)
—	—	—	—	—	(400)	—	—	—	—	—	(400)
8,641	8,620	6,814	1,012	978	399	318	289	(164)	24,585	26,337	18,816
$7,659	$9,091	$6,211	$(10)	$8	$360	$10	$6	$3	$11,383	$15,961	$11,241

									452	415	366
									491	804	514
									636	549	711
									(26)	(53)	7
									(279)	738	(127)
									(56)	(196)	(141)
									1,218	2,257	1,330
									10,165	13,704	9,911
									1,879	2,906	1,848
									53	(139)	399
									$8,233	$10,937	$7,664

	2023			2022
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America	$41	$(36)	$5	$28	$(59)	$(31)
Offshore Africa	3	—	3	5	—	5
Oil Sands Mining and Upgrading	—	(25)	(25)	—	—	—
	44	(61)	(17)	33	(59)	(26)

Property, plant and equipment
Exploration and Production
North America	2,729	(321)	2,408	3,105	136	3,241
North Sea	33	525	558	126	177	303
Offshore Africa	169	18	187	119	(44)	75
	2,931	222	3,153	3,350	269	3,619
Oil Sands Mining and Upgrading	1,894	(251)	1,643	1,719	(843)	876
Midstream and Refining	10	—	10	9	(1)	8
Head Office	30	—	30	25	—	25
	4,865	(29)	4,836	5,103	(575)	4,528
	$4,909	$(90)	$4,819	$5,136	$(634)	$4,502
(1)This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.

	2023	2022
Exploration and Production
North America	$30,058	$31,135
North Sea	602	378
Offshore Africa	1,380	1,322
Other	32	54
Oil Sands Mining and Upgrading	42,865	42,102
Midstream and Refining	856	979
Head Office	162	172
	$75,955	$76,142